SUBSEQUENT EVENTS (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 01, 2012 Dividend declared	Jan. 27, 2012 Common stock repurchased
Subsequent events
Quarterly cash dividend (in dollars per share)				$ 0.12
Amount of quarterly cash dividend				$ 10,400,000
Number of shares repurchased	13.6	23.1			1.8
Aggregate consideration for shares repurchased	$ 518,637,000	$ 530,885,000	$ 554,203,000		$ 74,100,000